Summary of Significant Accounting Policies: Concentration of Credit and Other Risks: Schedule of exchange rates for functional and operating currencies at various subsidiaries (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 10, 2012
Russia, Rubles
Currency Exchange Rate	32.20	30.48	30.24	29.81
Average Currency Exchange Rate	29.39	30.37	31.72
Euro Member Countries, Euro
Currency Exchange Rate	0.77	0.76	0.70	0.76
Average Currency Exchange Rate	0.72	0.75	0.72
Romania, New Lei
Currency Exchange Rate	3.34	3.20	2.94	3.37
Average Currency Exchange Rate	3.05	3.18	3.04
Kazakhstan, Tenge
Currency Exchange Rate	148.40	147.40	148.36	147.94
Average Currency Exchange Rate	146.62	147.34	147.51
Bulgaria, Leva
Currency Exchange Rate	1.51	1.46	1.36	1.49
Average Currency Exchange Rate	1.41	1.48	1.41
Turkey, New Lira
Currency Exchange Rate	1.91	1.54	1.49	1.78
Average Currency Exchange Rate	1.67	1.51	1.56
Ukraine, Hryvnia
Currency Exchange Rate	7.99	7.96	7.99	7.99
Average Currency Exchange Rate	7.97	7.94	7.79